Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document and Entity Information [Abstract]
Entity Registrant Name	NORDIC AMERICAN TANKERS Ltd
Entity Central Index Key	0001000177
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	101,969,666
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016